UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       HighVista Strategies LLC
Address    John Hancock Tower, 50th Floor
           200 Clarendon Street
           Boston, MA 02116

Form 13F File Number:    028-14212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Brian Chu
Title   Chief Operating Officer
Phone   617-406-6500

Signature, Place, and Date of Signing:

/s/ Brian Chu       Boston, MA          01/14/2013
-------------       -------------       ----------
[Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:      639,073   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
APPLE INC                      COM              37833100      8401     15786 SH  NONE SOLE                   15786 0        0
ALLERGAN INC                   COM              18490102      8198     89372 SH  NONE SOLE                   89372 0        0
AIRLINE LEASE COPR AI INVESTOR AI               00912X302      182      8442 SH  NONE SOLE                    8442 0        0
AIRLINE LEASE CORP QIB INVESTO QIB              00912X302     9262    430805 SH  NONE SOLE                  430805 0        0
AIRLINE LEASE CORP REGS INVEST RegS             00912X302     1306     60753 SH  NONE SOLE                   60753 0        0
ANDINA ACQUISITION CORP        COM              G0440W100     1936    196000 SH  NONE SOLE                  196000 0        0
ANDINA ACQUISITION CORP        *W EXP 99/99/999 G0440W126       49    196000 SH  NONE SOLE                  196000 0        0
BGS ACQUISITION CORP           SH               G1082J100     1970    199000 SH  NONE SOLE                  199000 0        0
BGS ACQUISITION CORP           *W EXP 03/21/201 G1082J118       30    199000 SH  NONE SOLE                  199000 0        0
BAIDU INC                      SPON ADR REP A   56752108      8166     81426 SH  NONE SOLE                   81426 0        0
COVENTRY HEALTH CARE INC       COM              222862104     8157    181950 SH  NONE SOLE                  181950 0        0
DISNEY WALT CO                 COM DISNEY       254687106     8273    166162 SH  NONE SOLE                  166162 0        0
DOLLAR TREE INC                COM              256746108     8266    203788 SH  NONE SOLE                  203788 0        0
EBAY INC                       COM              278642103     8257    161905 SH  NONE SOLE                  161905 0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      358      6299 SH  NONE SOLE                    6299 0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      825     32800 SH  NONE SOLE                   32800 0        0
ISHARES INC                    MSCI HONG KONG   464286871      501     25800 SH  NONE SOLE                   25800 0        0
ISHARES INC                    MSCI JAPAN       464286848     4509    462476 SH  NONE SOLE                  462476 0        0
ISHARES INC                    MSCI SINGAPORE   464286673      294     21500 SH  NONE SOLE                   21500 0        0
GILEAD SCIENCES INC            COM              375558103     8240    112181 SH  NONE SOLE                  112181 0        0
GENERAL MTRS CO                COM              37045V100    11437    396700 SH  NONE SOLE                  396700 0        0
GOOGLE INC                     CL A             38259P508     7084     10015 SH  NONE SOLE                   10015 0        0
HARTFORD FINL SVCS GROUP INC   *W EXP 06/26/201 416515120     3235    240000 SH  NONE SOLE                  240000 0        0
HUMANA INC                     COM              444859102     8224    119836 SH  NONE SOLE                  119836 0        0
LILLY ELI & CO                 COM              532457108     8174    165724 SH  NONE SOLE                  165724 0        0
LINCOLN NATL CORP IND          *W EXP 07/10/201 534187117     3961    230000 SH  NONE SOLE                  230000 0        0
LPL FINL HLDGS INC             COM              50212V100     4021    142800 SH  NONE SOLE                  142800 0        0
LULULEMON ATHLETICA INC        COM              550021109     8393    110101 SH  NONE SOLE                  110101 0        0
MASTERCARD INC                 CL A             57636Q104    13097     26659 SH  NONE SOLE                   26659 0        0
MONSANTO CO NEW                COM              61166W101     8201     86645 SH  NONE SOLE                   86645 0        0
MICROSOFT CORP                 COM              594918104     8106    303490 SH  NONE SOLE                  303490 0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307     4042     72600 SH  NONE SOLE                   72600 0        0
NAUTILUS MARINE ACQUISIT COR   SHS              Y6255E101     2969    294000 SH  NONE SOLE                  294000 0        0
NAUTILUS MARINE ACQUISIT COR   *W EXP 06/17/201 Y6255E119       62    207100 SH  NONE SOLE                  207100 0        0
NETAPP INC                     COM              64110D104     8319    247971 SH  NONE SOLE                  247971 0        0
ORACLE CORP                    COM              68389X105     8133    244092 SH  NONE SOLE                  244092 0        0
PRICELINE COM INC              COM NEW          741503403     8258     13311 SH  NONE SOLE                   13311 0        0
QUALCOMM INC                   COM              747525103     8186    132333 SH  NONE SOLE                  132333 0        0
RALPH LAUREN CORP              CL A             751212101     8258     55082 SH  NONE SOLE                   55082 0        0
STARBUCKS CORP                 COM              855244109     8269    154178 SH  NONE SOLE                  154178 0        0
SCHLUMBERGER LTD               COM              806857108     8274    119391 SH  NONE SOLE                  119391 0        0
TRANSDIGM GROUP INC            COM              893641100     4077     29900 SH  NONE SOLE                   29900 0        0
TRIO MERGER CORP               COM              896697109     6838    690000 SH  NONE SOLE                  690000 0        0
VISA INC                       COM CL A         92826C839     4047     26700 SH  NONE SOLE                   26700 0        0
VIACOM INC NEW                 CL B             92553P201     8187    155242 SH  NONE SOLE                  155242 0        0
VANGUARD INDEX FDS             REIT ETF         922908553    67024   1018598 SH  NONE SOLE                 1018598 0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858   312080   7008317 SH  NONE SOLE                 7008317 0        0
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157      937     55000 SH  NONE SOLE                   55000 0        0